DEBT - Schedule of Liability Interest Expense (Details) - Term Debt - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 725	$ 1,687	$ 1,004
Interest expense		3,848	7,676
Total interest expense recognized		$ 5,535	$ 8,680
Effective interest rate		2.11%	4.01%